Nature of Business and Summary of Significant Accounting Policies - Nature of business and Accounts receivable (Details) $ in Thousands	6 Months Ended	12 Months Ended
	Jul. 02, 2022 segment	Dec. 31, 2021 USD ($) segment	Dec. 31, 2020 USD ($)
Nature of Business and Summary of Significant Accounting Policies
Number of reportable segments | segment	2	2
Discount charges | $		$ 1,003	$ 1,713